Income Tax - Schedule of Reconciliations of Federal Income Tax Effective Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	(17.10%)	7.60%
Acquisition related expenses	7.50%	(22.10%)
Change in valuation allowance	2.70%	(6.50%)
Effective tax rate	14.10%